Fair Value Measurements - Fair Value Of Investment Assets By Type Of Asset And By The Valuation Hierarchy (Details) - EBP 002 [Member] - USD ($)		Dec. 31, 2025		Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value		$ 512,159,565	[1]	$ 415,726,920
Common Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value		20,757,774		16,228,420
Common Stock Fund | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value		20,757,774		16,228,420
Mutual Fund [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value		8,097,367		17,555,241
Mutual Fund [Member] | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value		8,097,367		17,555,241
Interest-Bearing Deposits
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value		2,006		1,847
Interest-Bearing Deposits | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value		2,006		1,847
Common Collective Trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	[2]	483,302,418		381,941,412
Investment Excluding Common Collective Trust
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value		28,857,147		33,785,508
Investment Excluding Common Collective Trust | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value		$ 28,857,147		$ 33,785,508

[1]	Cost information is not required for participant directed investments and therefore, is not included
[2]	Certain investments that are measured at fair value using the NAV per share practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to reconcile the fair value hierarchy to the amounts presented in the Statements of Net Assets Available for Benefits.